Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the reconciliation of the numerator and the denominator of basic earnings per share and diluted earnings per share for the years ended December 31, 2014, 2013 and 2012:

	Years Ended December 31,
	2014	2013	2012
Numerator:
Net income for basic and diluted earnings per share	$104.4	$89.5	$155.2

Denominator:
Weighted average shares outstanding, basic	45,541,705	45,729,624	45,729,624
Dilutive effect of stock-based awards	502,438	519,883	519,883
Weighted average shares outstanding, diluted	46,044,143	46,249,507	46,249,507

Basic earnings per share	$2.29	$1.96	$3.39
Diluted earnings per share	$2.27	$1.94	$3.36